UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.        Name and Address of issuer:

          AllianceBernstein Diversified Yield Fund, Inc.
          1345 Avenue of the Americas
          New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


3.        Investment Company Act File Number:       811-07391

          Securities Act File Number:               33-63797


4(a).     Last day of fiscal year for which this Form is filed: October 31, 2009

4(b). [_]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

4(c). [_]Check box if this is the last time the issuer will be filing this Form.

5.        Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                    $ 26,942,631
                                                                    ------------


   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                       $ 22,096,428
                                                                    ------------


   (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11, 1995 that were not previously used to reduce
          registration fees payable to the Commission:              $169,434,485
                                                                    ------------


   (iv)   Total available redemption credits [add Items
          5(ii) and 5(iii)]:                                        $191,530,913
                                                                    ------------


   (v)    Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from 5(i)]:                    $        -0-
                                                                    ------------


   (vi)   Redemption credits available for use in future years -
          if Item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                    $164,588,282
                                                                    ------------


   (vii)  Multiplier for determining registration fee
          (See Instruction C.9):                                    x 0.00007130
                                                                    ------------


   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                     $        -0-
                                                                    ------------

6.        Prepaid shares

          If the response to item 5(i) was determined by deducting
          an amount of securities that were registered under the
          Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
          securities (number of shares or other units) deducted here:        N/A
                                                                             ---

          If there is a number of shares or other units that were
          registered pursuant to rule 24e-2 remaining unsold at the
          end of the fiscal year for which this form is filed that
          are available for use by the issuer in future fiscal years,
          then state that number here:                                       N/A
                                                                             ---


7.        Interest  due - if this Form is being filed more than
          90 days after the end of the  issuer's  fiscal  year
          (see  Instruction D):                                              $ 0
                                                                             ---

8.        Total of the amount of the registration fee due plus any
          interest due [line 5(viii) plus line 7]:                           $ 0
                                                                             ---

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

          Method of Delivery:

          [ ]  Wire transfer

          [_] Mail or other means

                                    Signature
                                    ---------

     This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*                               /s/ Phyllis J. Clarke
                                                        ---------------------
                                                            Phyllis J. Clarke
                                                            Controller


Date: January 28, 2010


*Please print the name and title of the signing officer below the signature.





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